Other Long-term Assets (Details) - CAD ($)	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Non-current receivables from taxes other than income tax	$ 7,200,000	$ 6,400,000
Other non-current receivables	$ 200,000	$ 0